Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2022
Selling, General and Administrative Expense [Abstract]
Selling, general and administrative expenses	Selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
	2022	2021	2020
Personnel expenses	$174,004	$150,286	$104,765
Share-based compensation	102,848	96,087	69,187
Professional services	37,805	28,999	24,480
Travel expenses	24,752	5,649	7,809
Office expenses	23,930	15,417	12,974
Other expenses	36,191	21,450	22,946
	$399,530	$317,888	$242,161